Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of Changes in Provisions

	Restructuring	Decommissioning	Legal settlement
At January 1, 2024	35,263	1,531	9,250
Charged to the consolidated statement of operations:
- Additional provisions recognized	34,159	—	—
- Unwinding of discount effect	54	—	—
- Reversal of non-utilized amounts	(2,363)	—	—
Amounts used during the year	(36,896)	—	(9,250)
Reclassifications	3,247	(1,551)	—
Charged to other comprehensive loss:
- Exchange differences	(403)	20	—
At December 31, 2024	33,061	—	—
Non-current	14,857	—	—
Current	18,204	—	—